Supplement to the AUL American Series Fund Prospectus

                        Supplement Dated November 9, 2001
                      To The Prospectus Dated May 1, 2001

     The purpose of this Supplement is to amend and restate the disclosures in the Prospectus of the AUL American Series Fund (the "Fund") with regard to Dean Investment Associates ("Dean"), the Sub-Adviser for the Tactical Asset Allocation Portfolio. On September 7, 2001, American United Life Insurance Company, the Investment Adviser ("AUL" or the "Adviser") to the Fund gave notice to Dean that it intended to terminate the Sub-Advisory Agreement. Under the terms of the Agreement dated May 15, 1995, such termination becomes effective 60 days following the receipt of the notice by Dean. That notice was received on September 10, 2001 and therefore, AUL will assume the investment management duties for the Tactical Asset Allocation on November 10, 2001. In this Supplement, capitalized terms have the same meaning as in the Prospectus.

     The disclosures in the Fund Prospectus dated May 1, 2001 are hereby amended as follows:

     In the first column of the Table of Contents on page 2 of the Prospectus, "GENERAL INFORMATION ABOUT THE FUND" shall be replaced with:

Description                                                             Page

GENERAL INFORMATION ABOUT THE FUND...................................  17-18
  Management of the Fund.............................................     17
  The Investment Adviser - American United Life Insurance Company....     17
  The Portfolio Managers and the Sub-Adviser.........................     17
    The Equity Portfolio.............................................     17
    The Bond Portfolio...............................................     18
    The Managed Portfolio............................................     18
    The Tactical Asset Allocation Portfolio..........................     18
    The Sub-Adviser..................................................     18
      The LifeStyle Portfolios.......................................     18

     On page 7 of the Prospectus, in the first paragraph under the heading "The Tactical Asset Allocation Portfolio", the second sentence is amended to read:

     To do this, the portfolio invests primarily in stocks, United States Treasury issues, corporate bonds, and other debt securities.

     On page 7 of the Prospectus, the second paragraph is deleted in its entirety.

     On page 7 of the Prospectus, the third paragraph is amended by deleting the first three sentences and replacing them with the following:

     The portfolio will normally invest at least 65% of its equity assets in the common or preferred stocks of companies listed on a national exchange or traded over-the-counter. The focus is generally on high quality, liquid, undervalued stocks of small, medium and large capitalization stocks.

     On page 17 of the Prospectus, in the first full paragraph in the second column, the phrase "except the Tactical Asset Allocation portfolio and" on line 6 is hereby deleted.

     On page 17 of the Prospectus, the second full paragraph in the second column is deleted in its entirety and replaced with the following:

     AUL has engaged a sub-adviser to manage the assets of a portion of the assets of the LifeStyle portfolios as described below.

     On page 17 of the Prospectus, the fifth full paragraph in the second column (below the table of fees paid) is deleted in its entirety and replaced with the following:

     From the fees paid to AUL by the Fund, AUL pays the sub-adviser for its services.

     On page 18 of the Prospectus, in the first column of text, the Heading "The Sub-Advisers" is amended to read "The Sub-Adviser" and the paragraph located immediately below the heading is hereby deleted and replaced with the following:

     Credit Suisse Asset Management is the sub-adviser to a portion of the assets of each LifeStyle portfolio. Subject to the supervision of AUL and the fund's Board of Directors, the sub-adviser is responsible for the actual management of their portion of the LifeStyle portfolios, for making decisions to buy, sell or hold any particular security, and for placing orders to buy or sell securities on behalf of their portions of the LifeStyle Portfolios.

     On page 18 of the Prospectus, the two paragraphs of text below the Heading "The Tactical Asset Allocation Portfolio" are hereby deleted in their entirety and replaced with the following:

     The day-to-day management of the Tactical Asset Allocation Portfolio portfolio is the joint responsibility of Kathryn Hudspeth, Vice President, Equities, and Kent Adams, Vice President, Fixed Income Securities, AUL.

     On pages 19 and 20 of the Prospectus, in the text below the heading "The Tactical Asset Allocation Portfolio" the word "Sub-Adviser" in the first, second and fourth paragraphs is hereby deleted and replaced with the word "Adviser".

     On page 20, the third paragraph under the heading "Market Risk" is deleted in its entirety.

     On page 21, the second full paragraph in the left column of text is amended to read, in part:

     The adviser and sub-adviser attempt to reduce the credit risk associated with lower rated securities through


              Please retain this Supplement for future reference.

                 The date of this Supplement is November 9, 2001.

              Supplement to the Statement of Additional Information
                        of the AUL American Series Fund

                        Supplement Dated November 9, 2001
          To The Statement of Additional Information Dated May 1, 2001

     The purpose of this Supplement is to amend and restate the disclosures in the Statement of Additional Information of the AUL American Series Fund (the "Fund") with regard to Dean Investment Associates ("Dean"), the Sub-Adviser for the Tactical Asset Allocation Portfolio. On September 7, 2001, American United Life Insurance Company, the Investment Adviser ("AUL" or the "Adviser") to the Fund gave notice to Dean that it intended to terminate the Sub-Advisory Agreement. Under the terms of the Agreement dated May 15, 1995, such termination becomes effective 60 days following the receipt of the notice by Dean. That notice was received on September 10, 2001 and therefore, AUL will assume the investment management duties for the Tactical Asset Allocation on November 10, 2001. In this Supplement, capitalized terms have the same meaning as in the Statement of Additional Information.

     The disclosures in the Fund Statement of Additional Information dated May 1, 2001 are hereby amended as follows:

     In the second column of text in the Table of Contents located on page 2 of the Statement of Additional Information ("SAI"), the heading "MANAGEMENT OF THE FUND" is hereby deleted and the following substituted for the deleted language:

MANAGEMENT OF THE FUND.................................................... 15-17
  Directors and Officers..................................................    15
  Compensation of Directors...............................................    16
  The Investment Adviser..................................................    16
  The Sub-Adviser.........................................................    17

     On page 13 of the SAI, in the paragraph immediately below the Caption "Risks of Foreign Issuers", the words "Dean Investment Associates" shall be deleted and replaced with "AUL".

     On page 13 of the SAI, under the Caption "Other Investment Companies", the fourth sentence is deleted and replaced with the following:

     If the adviser's analysis suggest a decline in the stock market, the adviser may reduce equity exposure and increase the portfolio's bond or cash positions, including investment in money market funds.

     On page 17 of the SAI, the first and second sentences of the paragraph immediately below the header "The Sub-Advisers" in the first column of text are hereby deleted and replaced with the following:

     Dean Investment Associates, ("Dean") a division of C.H. Dean and Associates, Inc., served as the sub-adviser for the Tactical Asset Allocation portfolio from May 15, 1995 to November 10, 2001 pursuant to a sub-advisory agreement dated May 15, 1995. The sub-advisory agreement initially was approved by the Board of Directors of the fund, including a majority of the directors who are not parties to the agreement or "interested persons" of any such party (as defined in the 1940 Act) on May 12, 1995. AUL assumed the advisory responsibilities for the Tactical Asset Allocation portfolio on November 10, 2001.

     On page 17 of the SAI, the second paragraph of text below the header "The Sub-Advisers" in the second column is hereby deleted and replaced with the following:

     Subject to the supervision of the adviser and the fund's Board of Directors, a sub-adviser is responsible for the actual management of the portfolio or portion thereof, for which it serves as sub-adviser, and for making decisions to buy, sell, or hold any particular security, and it places orders to buy or sell securities on behalf of the portfolio. A sub-advisory agreement may be terminated by a sub-adviser by notifying AUL, or by AUL by notifying the fund's Board of Directors, or by shareholder action. In the event that an agreement with a sub-adviser is terminated, AUL may assume portfolio management responsibilities.

     On page 19, in the first full paragraph of the first column, the last sentence is hereby amended to read:

     This allocation method, and the results of such allocations, are subject to periodic review by the fund's adviser, sub-adviser(s), and Board of Directors.

     On page 19, in the second full paragraph of the first column, the last sentence is hereby amended to read:

     The management fee paid by the fund is not reduced because the adviser, sub-adviser(s), and their affiliates receive such services.

     On page 19, in the third full paragraph of the first column, on line 2, the word "sub-advisers" is deleted and the word "sub-adviser(s)" substituted in lieu thereof.

              Please retain this Supplement for future reference.

                 The date of this Supplement is November 9, 2001.